SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Sep. 30, 2022
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

A summary of warrants activity for the years ended September 30, 2022, 2021 and 2020 was as follows:

	Number of warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2020	-	-	-
Granted	101,200	$5.00	-
Forfeited	-	-	-
Exercised	-	-	-
Exercisable, September 30, 2021	101,200	$5.00	-
Granted	-	-	-
Forfeited	-	-	-
Exercised	(101,200)	5.00	-
Outstanding, September 30, 2022	-	$-	-
Exercisable, September 30, 2022	-	$-	-

SCHEDULE OF NON-CONTROLLING INTEREST

	Xi’an DT	Tianjin YHX	Total
As of September 30, 2021	$483,037	$44,828	$527,865
Net income (loss) attributable to non-controlling interest	(9,312)	14,248	4,936
Foreign currency translation adjustment	(913)	(1,396)	(2,309)
As of September 30, 2022	$472,812	$57,680	$530,492